Loss per Shares (Tables)	12 Months Ended
Dec. 31, 2019
Loss per Shares
Schedule of Loss per Shares
	December 31
	2019	2018
(Loss) attributable to equity holders of the Company	(28,859)	(635,275
Weighted average number of shares	3,312,029	3,090,392
Basic (loss) per share	(0.01)	(0.21